Loans to Customers	12 Months Ended
Dec. 31, 2022
Loans To Customers [Abstract]
Loans to Customers

22.	LOANS TO CUSTOMERS

	December 31, 2022	December 31, 2021
Short-term loans to customers
Loans to legal entities and individual entrepreneurs	5,098	43
Loans to individuals	130	—
Allowance for expected credit losses	(87)	—

Short-term loans to customers, net	5,141	43

Set out below is the movement in the allowance for expected credit losses of loans to customers:

	2022	2021
Balance at the beginning of the year	—	—
Allowance for expected credit losses	(87)	—
Amounts written off during the year as uncollectable	—	—

Balance at the end of the year	(87)	—